Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives	12 Months Ended
Jun. 30, 2023
Electric Power Facility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Mining Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electronic Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets